ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Accrued payroll and welfare	56,989	142,826	59,897
Accounts payable	—	16,000	—
Payables for professional fees	157,643	517,934	736,227
Other tax payable	3,635	869	7,697
Other	170	—	32,731
Total accrued expenses and other current liabilities	218,437	677,629	836,552